Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued expenses and other liabilities
Schedule of components of accrued expenses and other liabilities

Accrued expenses and other liabilities consist of the following as at December 31, 2021 and 2020:

	As at December 31
	2021	2020
Accrued vessel operating expenses and voyage expenses	7,568,912	8,320,291
Other accrued expenses	3,172,588	2,913,476
Total accrued expenses	10,741,500	11,233,767